Note 3 - Trade Accounts and Notes Receivable, Net (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provision for Doubtful Accounts	€ 18	€ 17	€ 450